Derivative Financial Instruments and Risk Management Policies - Evolution of Hedges in Equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	€ 646	€ 502
Changes in the fair value registered in equity	1,198	(571)
Transfer to the initial value of hedged item	(1)	(1)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	(1,406)	718
Total translation differences	0	(2)
Other movements	0	0
Balance of hedges in equity at end of period	437	646
Derivative instruments | Net investment hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	2,061	1,349
Changes in the fair value registered in equity	(353)	713
Transfer to the initial value of hedged item	0	0
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	(962)	0
Total translation differences	0	(1)
Other movements	(41)	0
Balance of hedges in equity at end of period	705	2,061
Amounts remaining in equity for continuing hedges	705	2,061
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	0	0
Derivative instruments | Interest rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(154)	(148)
Changes in the fair value registered in equity	34	(71)
Transfer to the initial value of hedged item	0	3
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	48	67
Total translation differences	2	(1)
Other movements	0	(4)
Balance of hedges in equity at end of period	(70)	(154)
Amounts remaining in equity for continuing hedges	(7)	(68)
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(63)	(86)
Derivative instruments | Exchange rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(443)	(156)
Changes in the fair value registered in equity	1,473	(923)
Transfer to the initial value of hedged item	(1)	(1)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	(782)	633
Total translation differences	0	0
Other movements	0	4
Balance of hedges in equity at end of period	247	(443)
Amounts remaining in equity for continuing hedges	211	(478)
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	36	35
Derivative instruments | Interest rate and exchange rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(523)	(310)
Changes in the fair value registered in equity	445	(476)
Transfer to the initial value of hedged item	(1)	(4)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	(188)	267
Total translation differences	(3)	0
Other movements	0	0
Balance of hedges in equity at end of period	(270)	(523)
Amounts remaining in equity for continuing hedges	(184)	(433)
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(86)	(90)
No derivative instruments | Net investment hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	0	(6)
Changes in the fair value registered in equity	(5)	6
Transfer to the initial value of hedged item	0	0
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	0	0
Total translation differences	0	0
Other movements	0	0
Balance of hedges in equity at end of period	(5)	0
Amounts remaining in equity for continuing hedges	(5)	0
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	0	0
Total gross amount
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	941	729
Changes in the fair value registered in equity	1,594	(751)
Transfer to the initial value of hedged item	(2)	(2)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	(1,884)	967
Total translation differences	(1)	(2)
Other movements	(41)	0
Balance of hedges in equity at end of period	607	941
Amounts remaining in equity for continuing hedges	720	1,082
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(113)	(141)
Tax effect
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(295)	(227)
Changes in the fair value registered in equity	(396)	180
Transfer to the initial value of hedged item	1	1
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	478	(249)
Total translation differences	1	0
Other movements	41	0
Balance of hedges in equity at end of period	(170)	(295)
Interest Expense | Derivative instruments | Interest rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Transfer to the income statement of the period - the hedged item has affected profit or loss	72	116
Interest Expense | Derivative instruments | Exchange rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Transfer to the income statement of the period - the hedged item has affected profit or loss	€ 873	€ (1,093)